Matthew A. Swendiman Direct:513.629.2750 mswendiman@graydon.com	August 20, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:	M3Sixty Manager of Managers Trust (the “Trust”) on behalf of All Cap Value Fund (the “Fund”)

Ladies and Gentlemen:

Attached please find the Trust’s initial Registration Statement on Form N-1A (the “Registration Statement”) filed pursuant to the Securities Act of 1933 and the Investment Company Act of 1940 (“1940 Act”), each as amended.  The Trust is filing this Registration Statement pursuant to Section 8(b) of the Investment Company Act of 1940 concurrently with the filing of the Trust’s Form N-8A pursuant to Section 8(a) of the 1940 Act.

If you should have any questions or comments regarding the foregoing, please contact the undersigned at (513) 629-2750.  Thank you in advance for your consideration.

Very truly yours,

/s/ Matthew A. Swendiman

Matthew A. Swendiman,
On behalf of M3Sixty Manager of Managers Trust

cc:	Mr. Randall K. Linscott
M3Sixty Advisors, LLC
4520 Main Street, Suite 1425
Kansas City, MO 641115842347.1